INVESTMENT IN PC GOLD INC	12 Months Ended
Dec. 31, 2023
INVESTMENT IN PC GOLD INC
INVESTMENT IN PC GOLD INC.

8.  INVESTMENT IN PC GOLD INC.

Pursuant to a definitive Earn-in agreement (“Earn-in”) the Company and FireFly Metals executed on March 12, 2020, comprised of two stages, on June 9, 2021, the Company announced completion of the Stage 1 earn-in and accordingly FireFly Metals obtained a 51% ownership of the PC Gold legal entity. First Mining received the scheduled 100,000,000 FireFly Metals shares and executed the joint venture shareholders agreement.

Following the completion of the Stage 1 earn-in by FireFly Metals, the Company’s percentage ownership of its former subsidiary, PC Gold, was reduced from 100% to 49%, which led to a loss of control and the resulting deconsolidation of PC Gold Inc. from First Mining’s financial statements. First Mining determined that its then 49% investment in the common shares of PC Gold gave it significant influence over PC Gold, requiring PC Gold to be recorded in First Mining’s financial statements using the equity method of accounting as an investment in associate.  Upon the completion of Stage 2 earn-in by FireFly Metals in August 2021, the Company’s percentage ownership was reduced from 49% to 30%.

The initial recognition of the investment in an associate was accounted for based on an estimated fair value using a market approach to value Pickle Crow’s inferred resources on a per unit of metal basis derived from comparable gold project transactions. As at December 31, 2023, the Company owns a 30% interest in PC Gold Inc.

	December 31, 2023	December 31, 2022
Balance, beginning of period	$21,572	$21,570
Equity income/(loss)	(45)	2
Balance, end of period	$21,527	$21,572

The subsequent equity accounting for PC Gold is based on audited results that is publicly available information for the year-ended June 30, 2023, and on the unaudited six-month period ended December 31, 2023.

The $4,576,000 (December 31, 2022 - $5,216,000) liability balance as at December 31, 2023 represents the additional net dilution which would result from FireFly Metals completing its additional 10% equity interest. Following receipt of $3,000,000 under this option, First Mining’s ownership would reduce to 20%.

The FireFly Metals Earn-In Agreement requires First Mining to contribute its pro-rata share of environmental reclamation funding, which was 30% as at December 31, 2023 following completion of the Stage 2 earn-in. The Company has recorded a provision of $151,000 as of December 31, 2023 (December 31, 2022 - $1,172,000) which is in line with FireFly Metals’ revised estimate of the environmental reclamation provision.